Buffalo Growth Fund (Prospectus Summary) | Buffalo Growth Fund
Buffalo Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Growth Fund ("Growth Fund" or the "Fund") is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Buffalo Growth Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Buffalo Growth Fund
Management Fees		0.90%
Other Expenses		0.02%
Acquired Fund Fees & Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Buffalo Growth Fund	95	293	515	1,143

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 46%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Growth Fund invests in domestic common stocks and other U.S. equity securities, including preferred stock, convertible securities, warrants and rights, with a goal of maintaining at least 75% of the equity weighting of the Fund's portfolio in companies with market capitalizations greater than the median of the Russell 1000
Growth Index® or $5 billion, whichever is lower. The capitalization of the Russell
1000 Growth Index® changes due to market conditions and changes with the composition of the index. As of May 31, 2012, the median market capitalization of companies in the Russell 1000 Growth Index® was approximately $5.99 billion. With respect to the remaining 25% of the equity weighting of the Fund's portfolio, the Fund may invest in companies of any size, including, but not limited to, those with market capitalizations less than the lower of the median of the Russell 1000 Growth Index®
or $5 billion. While the Fund's investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

In its security selection process for the Growth Fund, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from long-term industry, technological or general market trends, as well as incremental growth and/or diversification from international expansion. The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis, such as product cycles and the quality of management; and (3) rigorous valuation analysis; and (4) a long term perspective.
The Advisor may sell the Growth Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Growth Fund cannot guarantee that it will achieve its investment objective.
As with any mutual fund, the value of the Growth Fund's investments may fluctuate. If the value of the Growth Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money. The risks associated with the principal investment strategies of the Growth Fund are:

Market Risk - The value of the Growth Fund's shares will fluctuate as a result of the movement of the overall stock market and/or bond market of the value of the individual securities held by the Growth Fund, and you could lose money.

Management Risk - Management risk means that your investment in the Growth Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

Equity Market Risk - Equity securities held by the Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or related factors.

  Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

  Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

  Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

  Rights. The purchase of rights involves the risk that a fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security's market price.

Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk - Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk - Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Micro-Cap Company Risk - Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.

Foreign Risk - Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates;
different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.
Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of
U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

  American Depositary Receipts - Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.
PERFORMANCE
The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
GROWTH FUND Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through March 31, 2012) = 13.35% Best Quarter through December 31, 2010: June 30, 2009 = 20.57% Worst Quarter through December 31, 2010: December 31, 2009 = (23.39%)
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Buffalo Growth Fund	Return Before Taxes	(0.06%)	3.57%	4.30%
Buffalo Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(0.34%)	3.34%	4.12%
Buffalo Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.31%	3.04%	3.73%
Buffalo Growth Fund Russell 1000 Growth Index®	Russell 1000 Growth Index® (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
Buffalo Growth Fund Lipper Large-Cap Growth Fund Index®	Lipper Large Cap Growth Fund Index® (reflects no deduction for fees, expenses or taxes)	(2.90%)	0.85%	1.43%